Accounts Receivable, Net (Details) - Schedule of Allowance of Credit Loss - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance of Credit Loss [Abstract]
Balance at beginning of the year	$ 395,796	$ 4,780
Addition	217,035	404,595
Foreign exchange translation	21,490	(13,579)
Balance at end of the year	$ 634,321	$ 395,796